Filed Pursuant to Rule 497(a)
File No. 333-175624

SIERRA

INCOME CORPORATION

THIS PRESENTATION MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR SIERRA INCOME CORPORATION. THIS PRESENTATION IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY THE PROSPECTUS TO INDIVIDUALS WHO MEET MINIMUM SUITABILITY REQUIREMENTS. THIS PRESENTATION MUST BE READ IN CONJUNCTION WITH THE PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH THIS PRESENTATION RELATES. A COPY OF THE PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THE OFFERING DESCRIBED HEREIN. NEITHER THE ATTORNEY GENERAL OF THE STATE OF NEW YORK, NOR ANY OTHER STATE OF FEDERAL REGULATORS, HAVE PASSED ON OR ENDORSED THE MERITS OF THIS OFFERING. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL. PLEASE SEE THE “RISK FACTORS” IN THE PROSPECTUS, AND SUMMARIZED HEREIN, FOR IMPORTANT RISK FACTORS RELATED TO THE OFFERING OF SECURITIES TO WHICH THIS PRESENTATION RELATES. SC DISTRIBUTORS (MEMBER FINRA/SIPC) IS THE AFFILIATED DEALER MANAGER FOR THE SIERRA INCOME CORPORATION OFFERING.

SIERRA

INCOME CORPORATION

Risk Factors

An investment in our common stock involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk Factors” before deciding to invest in shares of our common stock. Risks involved in an investment in us include (among others) the following:

(1) We are a new company and have no operating history. In addition, we have not identified specific investments that we will make with the proceeds of this offering. As a result, this offering may be deemed to be a “blind pool” offering and you will not have the opportunity to evaluate historical data or assess any investments prior to purchasing shares of our common stock.

(2) Economic activity in the United States was impacted by the global financial crisis of 2008 and has yet to fully recover. These conditions may make it more difficult for us to achieve our investment objectives.

(3) Our shares will not be listed on a national securities exchange for the foreseeable future, which means there will be no public market for our securities during the offering period. You will have limited ability to sell your shares.

(4) There are substantial conflicts among the interests of our investors, our interests and the interests of our advisor, dealer manager and our respective affiliates regarding compensation, investment opportunities and management resources. (5) Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse to stockholders.

(6) Our dealer manager also serves as the dealer manager for the distribution of securities of other issuers, and may experience conflicts of interest as a result.

(7) While we intend to conduct quarterly tender offers for a limited number of our common stock pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time.

SIERRA

INCOME CORPORATION

Risk Factors

8) Our investment in prospective portfolio companies may be risky, and we could lose all or part of our investment.

9) The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we make may represent a return of capital to you for tax purposes.

10) We intend to qualify as a RIC but may fail to do so. Such failure would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance.

11) A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments.

12) We have not established any limit on the extent to which we may use borrowings, our equity capital, or proceeds from this offering to fund distributions to stockholders, which may reduce the amount of capital we ultimately invest in assets, and there can be no assurances that we will be able to sustain distributions at any particular level. Our distributions may exceed our earnings, which we refer to as a return of capital, particularly during the period before we have substantially invested the net proceeds from this offering, which may result in commensurate reductions in net asset value per share. Accordingly, stockholders who receive the payment of a dividend or other distribution from us should not assume that such dividend or other distribution is the result of a net profit earned by us.

13) This is a “best efforts” offering and, if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make. As a result, our ability to diversify will be constrained.

14) Our investments may include original issue discount instruments. To the extent original issue discount constitutes a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.

15) The advisor may use leverage, which may accelerate the velocity of potential losses.

16) Sierra Income Corporation is subject to interest rate risks, which will cause the value of the bond holdings to decline if interest rates rise

17) The portfolio of investments may be concentrated in a limited number of portfolio companies, which would magnify the effects of any gains or losses of the limited number of holdings

SIERRA

INCOME CORPORATION

Investing For Income

REITs

CDs

BDCs

Cash

Bonds

Annuities

REITs, Annuities, Bonds, Cash, BDCs and CDs are all individual investment opportunities that have material differences including but not limited to differences related to costs, expenses, liquidity, safety, guarantees, insurance, fluctuation of return or principal and tax features. In addition, CDs are FDIC-insured and do not carry any risk to principal. Moreover, some annuities may offer guarantees based upon the claims-paying ability of the underlying insurance company.

SIERRA

INCOME CORPORATION

What Is A BDC?

An investment fund that allows individual investors to participate in middle market debt and equity markets – an area that has historically has only been available to institutional investors.

SIERRA

INCOME CORPORATION

What Is A BDC?

Created by Congress in 1980 to help middle market companies access growth capital

Registered with the Securities & Exchange Commission

Regulated under the Investment Company Act of 1940

Often distribute a minimum of 90% of taxable earnings to shareholders

THERE IS NO GUARANTEE THAT SIERRA INCOME CORPORATION WILL QUALIFY AS A REGISTERED INVESTMENT COMPANY.

SIERRA

INCOME CORPORATION

Why Consider A BDC?

Potential Investment Benefits May Include...

Income1

Attractive yields1

Portfolio diversification2

Hedge against interest rate risk

1 SIERRA INCOME CORPORATION CARIES SIGNIFICANT FEES AND CHARGES THAT WILL HAVE A MATERIAL IMPACT ON INVESTMENT

RETURNS

2 DIVERSIFICATION NEITHER ENSURES A PROFIT NOR PROTECTS AGAINST LOSSES.

The Middle Market

SIERRA

INCOME CORPORATION

The Middle Market

Companies ranging in size from $50 million to $1 billion in annual revenues

Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine.

SIERRA

INCOME CORPORATION

The Middle Market

Percentage of U.S. GDP

72% of middle market executives report higher productivity levels than pre-recession standards

17%

24%

54%

40%

Dow Jones Industrial Average

S&P 100

S&P 500

MIDDLE MARKET

Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine.

SIERRA

INCOME CORPORATION

The Middle Market

Top 10 GDPs1

If the U.S. middle market were a country, it would rank as the 4th largest economy in the world2

1. United States

2. China

3. Japan

4. U.S. MIDDLE MARKET

5. Germany

6. France

7. United Kingdom

8. Brazil

9. Italy 10.India

1 Source: World Development Indicators database, World Bank, September 2011.

2 Source: Corporations4sale.com The Middle Market: Why It Thrives When Other Sectors Fail, October 2011

SIERRA

INCOME CORPORATION

The Middle Market

Number of Employees

44% of mid-market companies are prepared to increase the size of their U.S. workforce.1

5.9M

11.8M

21.9M

24.6M

Dow Jones Industrial Average

S&P 100

S&P 500

MIDDLE MARKET

Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine.

1 Source: Deloitte, Mid Market Perspectives –America’s Economic Engine – Competing In Uncertain Times, 2011.

SIERRA

INCOME CORPORATION

The Middle Market

Annual Revenues

61% of middle market executives expect revenues to rise in the next year and over 53% expect profits to increase.1

$2.6T

$3.7T

$8.3T

$6.1T

Dow Jones Industrial Average

S&P 100

S&P 500

MIDDLE MARKET

Source: Deloitte, Mid Market Perspectives – 2011 Report on America’s Economic Engine.

1 Source: Deloitte, Mid Market Perspectives –America’s Economic Engine – Competing In Uncertain Times, 2011.

SIERRA

INCOME CORPORATION

The Middle Market

Mergers & Acquisitions Fueling The Need For Growth Capital/Financing

66% of middle market executives view conditions today as a buyer’s market

50% of middle market executives describe themselves as active in M&A

33% of middle market executives said they were likely or very likely to acquire one or more significant assets over the course of the next year

Source: RBS Citizens – Middle Market M&A Outlook 2012

SIERRA

INCOME CORPORATION

The Middle Market

Bank Consolidation and Market Share in

Non-Investment Grade Lending

US FDIC Insured Commercial Banks

(Left Axis)

Bank Participation in Levered Loan Market

(Right Axis)

Number of Commercial Banks

11,000

10,000

9,000

8,000

7,000

6,000

5,000

1994

1995

1996

1997

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

2009

2010

2011

LENDING GAP

80%

70%

60%

50%

40%

30%

20%

10%

0%

Bank Participation Rate

Source: FDIC Commercial Bank Reports – Number of Institutions, Branches and total offices; and Standard & Poor’s Q2 – 2011 High End Middle Market Lending Review.

SIERRA

INCOME CORPORATION

The Middle Market

The Cost of Debt Capital

Basis Point Spread Over 3 Month LIBOR

700

600

500

400

300

200

100

0

The higher cost of debt

capital in the private middle market has resulted in attractive yields for middle market lenders.

2000

2001

2002

2003

2004

2005

2006

2007

2008

2009

2010

2011

Source: Standard & Poor’s LCD Research 2011. Returns are from January 1, 2000 through August 4, 2011

Private Middle Market (< $50 million EBITDA)1

Large Corporate Public (> $50 million EBITDA)1

1 There are considerable differences in private middle market debt and large corporate public debt including, but not limited to, the size of the company issuing the debt, the credit quality of the company, loan covenants, liens and interest rates. Large corporate public debt is typically highly liquid and trades on an exchange. In certain cases, large corporations may have significantly higher resources and greater stability than smaller, less-developed middle market companies. Middle market companies may also be subject to higher default risk than larger, more stable public corporations. There is no guarantee we will be able to take advantage of these trends.

Investment Strategy

SIERRA

INCOME CORPORATION

Investment Strategy

“Within a representative company’s capital structure, loans have the most secure and dependable income stream of any corporate security, debt or equity.”

Pension & Investments 2011, “Through The Cycle: Senior Secured Loans Poised To Perform”

SIERRA

INCOME CORPORATION

Investment Strategy

The Corporate Capital Structure

Higher

PAYMENT PRIORITY

Lower

Senior Debt

Subordinated Debt

Preferred Equity

Common Equity

Lower

RISK

Higher

SIERRA

INCOME CORPORATION

Investment Strategy

Corporate Capital Structure

Risk Management

Senior creditor positions

Priority claim on company cash flows

Priority claim on company assets

Least risky positions when investing in a company

Senior Debt

Subordinated Debt

Preferred Equity

Equity

Collateral

Accounts receivables

Inventory

Real estate

Corporate assets

SIERRA

INCOME CORPORATION

Investment Strategy

Investment Objectives

Provide shareholders with current income, and to a lesser extent, long-term capital appreciation

Invest primarily in the senior and subordinated debt of middle market U.S. companies

THERE IS NO GUARANTEE THAT THESE OBJECTIVES WILL BE MET

SIERRA

INCOME CORPORATION

Investment Strategy

Acquire and originate middle market debt investments

Focus on senior and subordinated debt

Target established businesses with long track records of stable, positive cash flow

Focus on companies with enterprise values ranging from $50 million to $4 billion*

Invest in companies with strong, experienced management teams with successful operating track records

* “Enterprise value” is a measure of a company’s value and is often used as an alternative to market capitalization. Market capitalization generally is the total value of the tradable shares of a publicly traded company.

SIERRA

INCOME CORPORATION

Investment Strategy

Senior

Debt

High Yield

Bonds

Corporate

Bonds

Security Interest Rate Payment Priority

Secured by Company Assets

Floating or Fixed

Paid in full before bonds or stock

Generally Unsecured

Fixed

Subordinate to Senior Loans

Generally Unsecured

Fixed

General Creditor Status

There are considerable differences in investing in senior secured debt, high yield bonds and corporate bonds including, but not limited to, the size of the company issuing the debt, the credit quality of the company, loan covenants, liens and interest rates. High yield and corporate bonds are typically highly liquid and trades on an exchange. In certain cases, large corporations may have significantly higher resources and greater stability than smaller, less-developed middle market companies.

SIERRA

INCOME CORPORATION

Experienced Management

Medley - $1.5 billion assets under management 1

Current clients include:

- Insurance Companies

- Endowments

- Foundations

- Hedge Funds

- Pension Funds

NYSE-listed BDC

Experience in all facets of middle market debt investing

- Transaction Sourcing

- Credit Analysis

- Transaction Structuring

- Asset Management

1 As of 4/12/2012 - “Medley” refers, collectively, to the activities and operations of Medley LLC, MCC Advisors, associated investment funds and their respective affiliates.

SIERRA

INCOME CORPORATION

Experienced Management

Investment Process

SCREEN

Company | Industry | Credit Quality | Market Position

ANALYZE

Management Team | Operating History Strength of Cash Flow

STRUCTURE

Terms | Collateral | Yield | Covenants Equity Participation

CLOSE

Initiate Asset Management

SIERRA

INCOME CORPORATION

Investing For Income

REITs

CDs

BDCs

Cash

Bonds

Annuities

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